January 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”)
SEC File Nos. 811-06318 and 033-40823
Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2013.

Please contact me at 617-772-2353 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ Alexander Tikonoff
Alexander Tikonoff
Assistant Secretary

cc:      Philip Stack (via email)
Tim Levin, Esq. (via email)